Intangible assets - Schedule of Movement In Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	£ 94,276	£ 95,562
Differences on exchange	(5,529)	990
Reallocations	0	0
Amortisation charge	(1,724)	(1,772)
Impairment	(279)	(694)
Net book value at 31 December	86,934	94,276
– internal development
Disclosure Of Intangible Assets [Line Items]
– separately acquired	92	80
– separately acquired
Disclosure Of Intangible Assets [Line Items]
– acquisitions	8
– separately acquired	90	110
Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	127,910	126,387
Net book value at 31 December	120,290	127,910
Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	(33,634)	(30,825)
Net book value at 31 December	(33,356)	(33,634)
Trademarks and similar intangibles
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	52,713	54,001
Differences on exchange	(3,592)	915
Reallocations	61	0
Amortisation charge	(1,605)	(1,652)
Impairment	(5)	(646)
Net book value at 31 December	47,615	52,713
Trademarks and similar intangibles | – internal development
Disclosure Of Intangible Assets [Line Items]
– separately acquired	0	0
Trademarks and similar intangibles | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– acquisitions	8
– separately acquired	35	95
Trademarks and similar intangibles | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	80,277	78,848
Net book value at 31 December	74,813	80,277
Trademarks and similar intangibles | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	(27,564)	(24,847)
Net book value at 31 December	(27,198)	(27,564)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	41,129	41,091
Differences on exchange	(1,935)	77
Reallocations	0	0
Impairment	(277)	(39)
Net book value at 31 December	38,917	41,129
Goodwill | – internal development
Disclosure Of Intangible Assets [Line Items]
– separately acquired	0	0
Goodwill | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– acquisitions	0
– separately acquired	0	0
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	46,169	46,021
Net book value at 31 December	43,936	46,169
Goodwill | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	(5,040)	(4,930)
Net book value at 31 December	(5,019)	(5,040)
Computer software
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	270	360
Differences on exchange	(2)	(1)
Reallocations	127	40
Amortisation charge	(119)	(120)
Impairment		(9)
Impairment	3
Net book value at 31 December	279	270
Computer software | – internal development
Disclosure Of Intangible Assets [Line Items]
– separately acquired	0	0
Computer software | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– acquisitions	0
– separately acquired	0	0
Computer software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	1,299	1,408
Net book value at 31 December	1,417	1,299
Computer software | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	(1,029)	(1,048)
Net book value at 31 December	(1,138)	(1,029)
Assets in the course of development
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	164	110
Differences on exchange	0	(1)
Reallocations	(188)	(40)
Amortisation charge	0	0
Impairment	0	0
Net book value at 31 December	123	164
Assets in the course of development | – internal development
Disclosure Of Intangible Assets [Line Items]
– separately acquired	92	80
Assets in the course of development | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– acquisitions	0
– separately acquired	55	15
Assets in the course of development | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	165	110
Net book value at 31 December	124	165
Assets in the course of development | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	(1)	0
Net book value at 31 December	£ (1)	£ (1)